BUSINESS COMBINATIONS AND TRANSACTIONS - Schedule of Components of Purchase Price (Details) - Legacy Dole $ in Thousands	Jul. 29, 2021 USD ($)
Business Acquisition [Line Items]
Equity instruments	$ 576,186
Cash acquired	(108,973)
Net intercompany payable to Legacy Dole at acquisition	(6,900)
Net consideration	$ 460,313